LOANS AND ADVANCES TO CUSTOMERS, NET - Significant changes in the loans and the allowance for loans losses (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	$ 268,108,682	$ 253,951,647
Total allowance	(16,680,835)	(16,223,103)
Total Net loans and advances to customers	251,427,847	237,728,544
Stage One
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	234,510,333	222,372,889
Total allowance	(3,226,529)	(3,695,903)
Total Net loans and advances to customers	231,283,804	218,676,986
Stage Two
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	16,844,567	16,042,661
Total allowance	(2,647,357)	(2,536,402)
Total Net loans and advances to customers	14,197,210	13,506,259
Stage Three
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	16,753,782	15,536,097
Total allowance	(10,806,949)	(9,990,798)
Total Net loans and advances to customers	5,946,833	5,545,299
Commercial | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	146,301,228	134,687,396
Commercial | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	131,486,672	120,773,927
Commercial | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	5,756,755	5,453,537
Commercial | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	9,057,801	8,459,932
Consumer | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	54,991,509	54,591,769
Consumer | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	46,103,357	46,060,615
Consumer | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	4,506,180	4,407,067
Consumer | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	4,381,972	4,124,087
Mortgage | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	38,713,478	36,250,408
Mortgage | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	34,015,085	32,210,648
Mortgage | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	2,961,617	2,628,654
Mortgage | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	1,736,776	1,411,106
Financial Leases | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	27,005,509	27,277,057
Financial Leases | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	22,142,572	22,553,128
Financial Leases | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	3,399,256	3,293,100
Financial Leases | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	1,463,681	1,430,829
Small Business Loans | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	1,096,958	1,145,017
Small Business Loans | Stage One | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	762,647	774,571
Small Business Loans | Stage Two | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	220,759	260,303
Small Business Loans | Stage Three | Gross carrying amount
LOANS AND ADVANCES TO CUSTOMERS, NET
Loans and advances to customers	$ 113,552	$ 110,143